
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM 13F-HR/A

                               FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 12,
2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST
WAS DENIED ON JUNE 24, 2005.

Report for  the Calendar Year of Quarter Ended:  MARCH 31, 2005

Check here if Amendment [ X ]; Amendment Number: 1
     This Amendment (Check only one.):  [    ] is a restatement.
                                        [ X ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         REDSKY PARTNERS, LLC
Address:      800 NICOLLET MALL
              25TH FLOOR
              MINNEAPOLIS, MN 55402

Form 13F File Number:  28-10435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         GREGG D. GROECHEL
Title:        MANAGING MEMBER
Phone:        612-659-4412

Signature, Place, and Date of Signing:

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
        /S/ GREGG D. GROECHEL                   MINNEAPOLIS, MINNESOTA                    JUNE __, 2005
---------------------------------               ----------------------                    -------------
            [Signature]                             [City, State]                            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F-HR SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                     -

Form 13F Information Table Entry Total:              15
                                                     --

Form 13F Information Table Value Total:          $74,905
                                                 -------
                                                 (thousands)





List of Other Included Managers:                  NONE
                                                  ----

                                       2

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
-----------------------------------------------------------------------------------------------------------------------------
                                                                        FORM 13F INFORMATION TABLE
                                                                        --------------------------
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
              COLUMN 1                  COLUMN 2       COLUMN 3     COLUMN 4             COLUMN 5                COLUMN 6
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                        TITLE OF                      VALUE     SHRS OR PRN    SH/     PUT/      INVESTMENT
           NAME OF ISSUER                 CLASS         CUSIP        (X1000)      AMOUNT       PRN     CALL      DISCRETION
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
1.  AZATAR CORP                            COM          04802103          6,489       227,200                       Sole
-----------------------------------------------------------------------------------------------------------------------------
2.  BLUELINX HOLDINGS INC
                                           COM         09624H109          3,888       287,750    SH                 Sole
-----------------------------------------------------------------------------------------------------------------------------
3.  DYNAVAX TECHNOLOGIES CORP              COM         268158102            992       212,404    SH                 Sole
-----------------------------------------------------------------------------------------------------------------------------
4.  E PIPHANY INC                          COM         26881V100          1,645       463,327    SH                 Sole
-----------------------------------------------------------------------------------------------------------------------------
5.  GENERAL CABLE CORP                     COM         369300108          5,283       437,700    SH                 Sole
-----------------------------------------------------------------------------------------------------------------------------
6.  MARTIN MARIETTA MATERIALS INC          COM         573284106          9,355       167,300    SH                 Sole
-----------------------------------------------------------------------------------------------------------------------------
7.  MICRO THERAPEUTICS INC                 COM         59500W100            605       156,740    SH                 Sole
-----------------------------------------------------------------------------------------------------------------------------
8.  MYLAN LABORATORIES INC                 COM          62853010          4,756       788,200    SH                 Sole
-----------------------------------------------------------------------------------------------------------------------------
9.  REVLON INC                             COM         761525500          2,270        58,856    SH                 Sole
-----------------------------------------------------------------------------------------------------------------------------
10. SPECTRANETICS CORP                     COM         84760C107            306        58,856    SH                 Sole
-----------------------------------------------------------------------------------------------------------------------------
11. STAAR SURGICAL CO                      COM         852312305          1,386       354,541    SH                 Sole
-----------------------------------------------------------------------------------------------------------------------------
12. COLGATE-PALMOLIVE COMPANY           OPTIONS -
                                          CALLS        194162903         14,133       270,900    SH     CALL        Sole
-----------------------------------------------------------------------------------------------------------------------------
13.                                     OPTIONS -
    AG EDWARDS INC                       CALLS         281760908          9,614       214,600    SH     CALL        Sole
-----------------------------------------------------------------------------------------------------------------------------
14. PAR PHARMACEUTICAL COMPANIES        OPTIONS -                                                       CALL
    INC                                  CALLS         69888P906            602        18,000    SH                 Sole
-----------------------------------------------------------------------------------------------------------------------------
15. ALLERGAN INC                    OPTIONS - PUTS     018490952        13,581        195,500    SH     PUT         Sole
                                                                       -------
-----------------------------------------------------------------------------------------------------------------------------
                                                                        74,905
-----------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
              COLUMN 1                  COLUMN 7                COLUMN 8
-------------------------------------------------------------------------------------
                                                            VOTING AUTHORITY
-------------------------------------------------------------------------------------
                                          OTHER
           NAME OF ISSUER                MANAGERS       SOLE      SHARED      NONE
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
1.  AZATAR CORP                                          227,200         0          0
-------------------------------------------------------------------------------------
2.  BLUELINX HOLDINGS INC
                                                   0     287,750         0          0
-------------------------------------------------------------------------------------
3.  DYNAVAX TECHNOLOGIES CORP                      0     212,404         0          0
-------------------------------------------------------------------------------------
4.  E PIPHANY INC                                  0     463,327         0          0
-------------------------------------------------------------------------------------
5.  GENERAL CABLE CORP                             0     437,700         0          0
-------------------------------------------------------------------------------------
6.  MARTIN MARIETTA MATERIALS INC                  0     167,300         0          0
-------------------------------------------------------------------------------------
7.  MICRO THERAPEUTICS INC                         0     156,740         0          0
-------------------------------------------------------------------------------------
8.  MYLAN LABORATORIES INC                         0     788,200                    0
-------------------------------------------------------------------------------------
9.  REVLON INC                                     0      58,856                    0
-------------------------------------------------------------------------------------
10. SPECTRANETICS CORP                             0      58,856         0          0
-------------------------------------------------------------------------------------
11. STAAR SURGICAL CO                              0     354,541         0          0
-------------------------------------------------------------------------------------
12. COLGATE-PALMOLIVE COMPANY
                                                   0     270,900         0          0
-------------------------------------------------------------------------------------
13.
    AG EDWARDS INC                                 0     214,600         0          0
--------------------------------------------------------------------------------------
14. PAR PHARMACEUTICAL COMPANIES
    INC                                            0      18,000         0          0
-------------------------------------------------------------------------------------
15. ALLERGAN INC                                   0     195,500         0          0

-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
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